Supplemental Balance Sheet Information (Tables)	3 Months Ended
Mar. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of accounts receivable

Accounts receivable consist of the following (in millions):

	March 31, 2015	December 31, 2014
Accounts receivable	$227.7	$234.9
Allowance for sales discounts and doubtful accounts	(1.2)	(1.0)

Accounts receivable, net	$226.5	$233.9